Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	March 2013
Distribution Date	04/15/13
Transaction Month	26
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		January 1, 2011
Closing Date:		January 27, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:		$945,358,024.43

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%		February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%		November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%		April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%		December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%		April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%		June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$139,402,112.31	0.5643810	$121,139,630.84	0.4904438	$18,262,481.46
Class A-4 Notes	$116,600,000.00	1.0000000	$116,600,000.00	1.0000000	$-
Class B Notes	$34,030,000.00	1.0000000	$34,030,000.00	1.0000000	$-
Class C Notes	$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities	$322,182,112.31	0.3499013	$303,919,630.84	0.3300676	$18,262,481.46

Weighted Avg. Coupon (WAC)	4.55%		4.55%
Weighted Avg. Remaining Maturity (WARM)	36.30		35.36
Pool Receivables Balance	$367,721,387.79		$348,777,965.33
Remaining Number of Receivables	35,867		35,037

Adjusted Pool Balance	$355,742,322.18		$337,479,840.71

III. COLLECTIONS

Principal:
Principal Collections	$18,189,818.50
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$432,251.46
Total Principal Collections	$18,622,069.96

Interest:
Interest Collections	$1,334,204.31
Late Fees & Other Charges	$29,573.07
Interest on Repurchase Principal	$-
Total Interest Collections	$1,363,777.38

Collection Account Interest	$1,229.02
Reserve Account Interest	$343.50
Servicer Advances	$-

Total Collections	$19,987,419.86

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	March 2013
Distribution Date	04/15/13
Transaction Month	26
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$19,987,419.86
Reserve Account Available	$4,726,790.12
Total Available for Distribution	$24,714,209.98

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$306,434.49		$306,434.49	$306,434.49
Collection Account Interest					$1,229.02
Late Fees & Other Charges					$29,573.07
Total due to Servicer					$337,236.58

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$134,755.38		$134,755.38
Class A-4 Notes		$172,956.67		$172,956.67

Total Class A interest:		$307,712.05		$307,712.05	$307,712.05

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$69,477.92		$69,477.92	$69,477.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$80,375.00		$80,375.00	$80,375.00

Available Funds Remaining:					$19,192,618.31

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$18,262,481.46
		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$18,262,481.46
Class A-4 Notes				$-
Class A Notes Total:		$18,262,481.46		$18,262,481.46
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$18,262,481.46

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					930,136.85

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$11,979,065.61
Beginning Period Amount	$11,979,065.61
Current Period Amortization	$680,941.00
Ending Period Required Amount	$11,298,124.62
Ending Period Amount	$11,298,124.62
Next Distribution Date Amount	$10,639,060.29

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	March 2013
Distribution Date	04/15/13
Transaction Month	26
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12
Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,726,790.12
Ending Period Amount	$4,726,790.12

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%

	Beginning	Ending	Target
Overcollateralization Amount	$33,560,209.87	$33,560,209.87	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool	3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool	9.43%	9.94%	9.94%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.96%	34,672	98.62%	$343,981,977.09
30 - 60 Days	0.87%	304	1.15%	$4,009,889.86
61 - 90 Days	0.15%	52	0.19%	$663,465.72
91 + Days	0.03%	9	0.04%	$122,632.66
		35,037		$348,777,965.33
Total
Delinquent Receivables 61 + days past due	0.17%	61	0.23%	$786,098.38
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.25%	88	0.32%	$1,171,641.94
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.32%	117	0.41%	$1,566,771.10
Three-Month Average Delinquency Ratio	0.25%		0.32%

Repossession in Current Period		32		$428,725.09
Repossession Inventory		65		$359,849.38

Charge-Offs
Gross Principal of Charge-Off for Current Period				$753,603.96
Recoveries				$(432,251.46)
Net Charge-offs for Current Period				$321,352.50

Beginning Pool Balance for Current Period				$367,721,387.79

Net Loss Ratio				1.05%
Net Loss Ratio for 1st Preceding Collection Period				0.01%
Net Loss Ratio for 2nd Preceding Collection Period				0.73%
Three-Month Average Net Loss Ratio for Current Period				0.60%

Cumulative Net Losses for All Periods				$5,373,659.73
Cumulative Net Losses as a % of Initial Pool Balance				0.55%

Principal Balance of Extensions				$1,189,919.77
Number of Extensions				81

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